Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,928,938	$ 2,710,017
Less accumulated amortization on:
Accumulated amortization of intangible assets	1,051,190	964,594
Less accumulated impairment on:
Accumulated impairment of intangible assets	543,219	543,219
Finite-Lived Intangible Assets, Net, Total	1,334,529	1,202,204
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	172,191	176,225
Less accumulated amortization on:
Accumulated amortization of intangible assets	74,807	69,407
Less accumulated impairment on:
Accumulated impairment of intangible assets	8,464	8,464
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	824,721	805,697
Less accumulated amortization on:
Accumulated amortization of intangible assets	413,185	371,555
Less accumulated impairment on:
Accumulated impairment of intangible assets	84,947	84,947
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,894,736	1,692,838
Less accumulated amortization on:
Accumulated amortization of intangible assets	542,799	505,732
Less accumulated impairment on:
Accumulated impairment of intangible assets	449,808	449,808
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	37,290	35,257
Less accumulated amortization on:
Accumulated amortization of intangible assets	$ 20,399	$ 17,900